Annual Total Returns[BarChart] - Invesco Aerospace and Defense ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.67%)	17.85%	49.81%	12.73%	4.23%	19.20%	30.03%	(7.36%)	39.56%	0.37%